SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2022
SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION [Abstract]
SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F

	DAC	Future		Policyholder
	and	Contract	Unearned	Account	Insurance
Segment	VOBA	Benefits	Premiums (1)	Balances (2)	Premiums (3)

	As of or For the Year Ended December 31, 2022
Life Insurance	$7,309	$20,561	$-	$37,523	$908
Annuities	4,336	2,004	-	45,522	165
Group Protection	141	6,086	-	-	4,768
Retirement Plan Services	241	-	-	25,138	-
Other Operations	-	9,651	-	5,789	-
Total	$12,027	$38,302	$-	$113,972	$5,841

	As of or For the Year Ended December 31, 2021
Life Insurance	$6,973	$19,074	$-	$37,994	$783
Annuities	4,328	2,511	-	41,670	116
Group Protection	140	6,604	-	-	4,450
Retirement Plan Services	240	-	-	23,580	-
Other Operations	-	12,578	-	6,472	10
Total	$11,681	$40,767	$-	$109,716	$5,359

	As of or For the Year Ended December 31, 2020
Life Insurance	$1,572	$19,621	$-	$39,233	$711
Annuities	3,939	4,183	-	35,234	121
Group Protection	187	5,986	-	213	4,280
Retirement Plan Services	126	11	-	22,912	-
Other Operations	-	10,345	-	7,266	10
Total	$5,824	$40,146	$-	$104,858	$5,122

(1)Unearned premiums are included in Column C, future contract benefits.

(2)Amounts presented as other contract holder funds as of December 31, 2020, have been reclassified to policyholder account balances.

(3)Includes amounts ceded to LNBAR.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION (Continued)

(in millions)

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits	Amortization
	Net	and	of DAC	Other
	Investment	Interest	and	Operating	Premiums
Segment	Income	Credited	VOBA	Expenses	Written

	As of or For the Year Ended December 31, 2022
Life Insurance	$2,464	$5,146	$469	$672	$-
Annuities	1,387	1,145	442	1,449	-
Group Protection	333	4,039	97	1,219	-
Retirement Plan Services	966	629	19	379	-
Other Operations	124	104	-	347	-
Total	$5,274	$11,063	$1,027	$4,066	$-

	As of or For the Year Ended December 31, 2021
Life Insurance	$3,054	$5,119	$471	$692	$-
Annuities	1,314	1,012	418	1,565	-
Group Protection	364	4,075	139	1,153	-
Retirement Plan Services	982	616	19	387	-
Other Operations	125	117	-	254	-
Total	$5,839	$10,939	$1,047	$4,051	$-

	As of or For the Year Ended December 31, 2020
Life Insurance	$2,689	$5,668	$768	$690	$-
Annuities	1,192	1,026	376	1,350	-
Group Protection	329	3,505	114	1,120	-
Retirement Plan Services	924	617	28	374	-
Other Operations	130	133	-	140	-
Total	$5,264	$10,949	$1,286	$3,674	$-